Investment Portfolio	as of February 29, 2020 (Unaudited)

DWS Health and Wellness Fund

	Shares	Value ($)
Common Stocks 97.7%
Health Care 97.7%
Biotechnology 16.7%
Abcam PLC	25,715	377,414
Acceleron Pharma, Inc.*	15,185	1,304,847
Agios Pharmaceuticals, Inc.*	8,837	419,581
Alexion Pharmaceuticals, Inc.*	14,408	1,354,784
Alkermes PLC*	25,611	533,733
Allakos, Inc.*	4,891	304,856
Alnylam Pharmaceuticals, Inc.*	12,866	1,513,814
Amgen, Inc.	33,957	6,782,232
Apellis Pharmaceuticals, Inc.*	15,600	540,072
Arena Pharmaceuticals, Inc.*	21,379	953,503
Ascendis Pharma A/S (ADR)*	8,667	1,130,003
Athenex, Inc.*	19,112	233,549
Biogen., Inc.*	11,273	3,476,480
Biohaven Pharmaceutical Holding Co., Ltd.*	13,030	575,405
BioMarin Pharmaceutical, Inc.*	35,656	3,222,233
Bluebird Bio, Inc.*	5,046	364,977
Blueprint Medicines Corp.*	11,193	605,877
ChemoCentryx, Inc.*	8,537	382,031
Clovis Oncology, Inc.*	19,823	149,267
Genmab AS*	3,815	858,878
Gilead Sciences, Inc.	65,105	4,515,683
Global Blood Therapeutics, Inc.*	13,724	877,787
Incyte Corp.*	17,952	1,353,760
Iovance Biotherapeutics, Inc.*	22,133	728,397
Mirati Therapeutics, Inc.*	7,421	664,105
MyoKardia, Inc.*	5,264	333,685
Natera, Inc.*	18,950	718,300
Neurocrine Biosciences, Inc.*	13,274	1,257,048
Portola Pharmaceuticals, Inc.*	22,758	230,083
Sarepta Therapeutics, Inc.*	8,481	970,820
Seattle Genetics, Inc.*	25,343	2,885,554
uniQure NV*	6,918	356,000
Vertex Pharmaceuticals, Inc.*	24,886	5,575,211
Zymeworks, Inc.*	16,315	667,773
		46,217,742
Health Care Services 20.6%
1Life Healthcare, Inc.*	2,237	48,364
Amedisys, Inc.*	12,969	2,256,736
Anthem, Inc.	19,514	5,016,854
Centene Corp.*	26,733	1,417,384
Cerner Corp.	19,678	1,363,095
Cigna Corp.*	33,111	6,057,326
Encompass Health Corp.	11,046	826,683
HCA Healthcare, Inc.	24,942	3,167,883
HMS Holdings Corp.*	22,597	519,053
Humana, Inc.	18,031	5,764,150
IQVIA Holdings, Inc.*	12,551	1,750,739
Quest Diagnostics, Inc.	14,351	1,522,067
Schrodinger, Inc.*	1,470	68,179
Teladoc Health, Inc.* (a)	15,450	1,930,632
Thermo Fisher Scientific, Inc.	25,301	7,357,531
UnitedHealth Group, Inc.	70,565	17,991,252
		57,057,928
Medical Supply & Specialty 29.7%
Abbott Laboratories	150,590	11,599,948
ABIOMED, Inc.*	3,542	532,221
Agilent Technologies, Inc.	24,833	1,913,879
Alcon, Inc.*	19,976	1,224,529
Baxter International, Inc.	43,094	3,597,056
Becton, Dickinson & Co.	19,397	4,612,995
Boston Scientific Corp.*	121,710	4,550,737
Danaher Corp.	30,968	4,477,353
DexCom, Inc.*	3,630	1,001,880
Edwards Lifesciences Corp.*	24,228	4,962,863
Globus Medical, Inc. "A"*	16,618	751,632
Guardant Health, Inc.*	7,547	656,287
IDEXX Laboratories, Inc.*	5,419	1,379,190
Illumina, Inc.*	8,770	2,329,926
Insulet Corp.*	4,659	885,070
Intuitive Surgical, Inc.*	9,593	5,122,278
iRhythm Technologies, Inc.*	7,107	618,096
Koninklijke Philips NV	31,622	1,350,066
LHC Group, Inc.*	4,109	499,079
Masimo Corp.*	19,958	3,259,740
Medtronic PLC	91,035	9,164,493
QIAGEN NV*	19,717	707,840
ResMed, Inc.	17,080	2,715,037
Stryker Corp.	28,740	5,477,557
Teleflex, Inc.	9,065	3,036,956
Varian Medical Systems, Inc.*	24,173	2,972,554
Veracyte, Inc.*	17,500	432,075
Zimmer Biomet Holdings, Inc.	13,257	1,804,941
		81,636,278
Pharmaceuticals 30.7%
AbbVie, Inc.	49,843	4,272,044
Aerie Pharmaceuticals, Inc.*	12,451	217,893
AstraZeneca PLC (ADR)	150,775	6,603,945
Axsome Therapeutics, Inc.*	2,812	219,336
Bayer AG (ADR)	111,008	2,000,364
Bristol-Myers Squibb Co.	125,062	7,386,162
Eli Lilly & Co.	47,987	6,052,600
GlaxoSmithKline PLC (ADR)	74,689	3,027,145
Johnson & Johnson	70,707	9,508,677
Lonza Group AG (Registere)	4,430	1,767,301
Merck & Co., Inc.	132,145	10,117,021
Novartis AG (ADR)	47,034	3,948,975
Novo Nordisk AS (ADR)	46,193	2,685,199
Pfizer, Inc.	198,677	6,639,785
Reata Pharmaceuticals, Inc. "A"*	4,456	867,806
Roche Holding AG (Genusschein)	25,445	8,185,426
Sanofi (ADR)	137,483	6,358,589
Zoetis, Inc.	37,114	4,944,698
		84,802,966
Total Common Stocks (Cost $158,252,777)		269,714,914
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.50% (b) (c) (Cost $2,131,962)	2,131,962	2,131,962
Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 1.65% (b) (Cost $6,841,286)	6,841,286	6,841,286
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $167,226,025)	100.9	278,688,162
Other Assets and Liabilities, Net	(0.9)	(2,611,786)
Net Assets	100.0	276,076,376

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended February 29, 2020 are as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.50% (b) (c)
376,875	1,755,087 (d)	—	—	—	15,297	—	2,131,962	2,131,962
Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 1.65% (b)
11,315,341	51,482,662	55,956,717	—	—	138,576	—	6,841,286	6,841,286
11,692,216	53,237,749	55,956,717	—	—	153,873	—	8,973,248	8,973,248

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $1,930,507, which is 0.7% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$44,981,450	$1,236,292	$—	$46,217,742
Health Care Services	57,057,928	—	—	57,057,928
Medical Supply & Specialty	80,286,213	1,350,065	—	81,636,278
Pharmaceuticals	74,850,239	9,952,727	—	84,802,966
Short-Term Investments (e)	8,973,248	—	—	8,973,248
Total	$266,149,078	$12,539,084	$—	$278,688,162

(e)	See Investment Portfolio for additional detailed categorizations.